Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, net
Property, Equipment and Software, net

8.    Property, Equipment and Software, net

Property, equipment and software consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Cost:
Leasehold improvements	3,389	3,568
Computers and electronic equipment	7,513	7,273
Office equipment	229	307
Software	726	834
Construction in progress	59	—
Total cost	11,916	11,982
Less: Accumulated depreciation and amortization	(8,089)	(9,393)
Total property, equipment and software, net	3,827	2,589

Depreciation expense was US$3,369, US$3,443 and US$2,449 for the years ended December 31, 2021, 2022 and 2023, respectively.